Fair values (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of fair value measurement of assets [abstract]
Fair values - Fair value measurement
		Fair value
June 30, 2021	Carrying amount	Level 1	Level 2	Level 3	Total
	Other financial assets
Financial assets measured at fair value
Derivative financial instruments	111	—	111	—	111
	111

	Other financial liabilities
Financial liabilities measured at fair value
Derivative financial instruments	176	—	176	—	176
	176
Financial liabilities not measured at fair value
Long-term borrowings	34,250	—	34,430	—	34,430
	34,250

		Fair value
December 31, 2020	Carrying amount	Level 1	Level 2	Level 3	Total
	Other financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	37,000	—	37,961	—	37,961
	37,000

Fair values - Valuation techniques and significant unobservable inputs

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Derivative financial instruments:
Interest Rate Swap	Discounted cash flow	Discount rate

Financial instruments not measured at fair value

Asset and liabilities not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate